INCOME TAXES - Summary of Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Computed tax provision (benefit) at the applicable statutory tax rate	21.00%	21.00%
State and local taxes net of federal income tax benefit	(4.50%)	(1.10%)
Tax exempt (income) loss	(1.20%)	(1.50%)
Change in current year valuation allowance	(8.00%)	(18.30%)
Company's earnings not subject to tax	(0.20%)	2.00%
Changes in tax due to Tax Act and ASC 606 retroactive impact		0.50%
Change in tax status	(27.20%)
Permanent differences	(2.70%)	(0.10%)
Other	0.00%	0.00%
Effective tax rate	(22.80%)	2.50%